Lease (Tables)	6 Months Ended
Jun. 30, 2022
Lease [Abstract]
Schedule of supplemental balance sheet information
	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
ROU assets	678,769	532,178
Operating lease liabilities – current	(285,200)	(267,550)
Operating lease liabilities – non-current	(428,486)	(296,840)
Weighted average remaining lease terms	7.10 year	7.15 year
Weighted average incremental borrowing rate	10.09%	10.13%

Schedule of components of lease expenses
	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease expenses for variable payments	193	1,886
Operating lease expenses for fixed payments	119,729	79,114
Short-term lease expenses	1,444	5,122
Total	121,366	86,122

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	82,808	74,333

Schedule of supplemental noncash information
	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease liabilities arising from obtaining ROU assets	35,291	20,162

Schedule of future lease payments
As of June 30, 2022
RMB
2023	267,550
2024	93,806
2025	78,657
2026	69,163
2027	51,396
Thereafter	70,426
Total lease payments	630,998
Less: imputed interest	(66,608)
Total lease liabilities	564,390